Tax - Schedule of components of tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax:
Total current tax from continuing operations	£ 38	£ 366	£ 370
Deferred tax:
Total deferred tax from continuing operations	783	465	506
Total tax charge from continuing operations	821	831	876
UK
Current tax:
Corporation tax	66	410	161
Corporate tax adjustment in respect of prior years	(36)	(36)	0
Total current tax from continuing operations	30	374	161
Deferred tax:
Deferred tax	524	388	255
Deferred tax adjustment in respect of prior years	25	43	13
Total deferred tax from continuing operations	549	431	268
Overseas
Current tax:
Corporation tax	47	82	225
Corporate tax adjustment in respect of prior years	(39)	(90)	(16)
Total current tax from continuing operations	8	(8)	209
Deferred tax:
Deferred tax	195	(40)	233
Deferred tax adjustment in respect of prior years	39	74	5
Total deferred tax from continuing operations	£ 234	£ 34	£ 238